Nature of Operations (Narrative) (Details) - USD ($)	1 Months Ended
	Jul. 31, 2017	Jun. 30, 2017
Subsequent Event [Line Items]
Ownership percentage		44.26%
Subsequent Event [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Sales price of PCB business per signed definitive agreement	$ 35,000,000
Cash payment to be received for sale of discontinued operations	32,000,000
Additional cash payment to be received for sale of discontinued operations	3,000,000
Expenditures paid to Israel Innovation Authority (formerly known as the Office of the Chief Scientist) for sale of discontinued operations	$ 2,100,000